Lease liabilities	6 Months Ended
Jun. 30, 2019
Lease liabilities [abstract]
Lease liabilities

8.             Lease liabilities

Lease obligations relate to the Company’s rent of office space and warehouse space. The term of the leases expires on November 1, 2020, July 1, 2020, September 1, 2021 and August 1, 2022 with the Company holding an option to renew for a further five years for the office space.

As at June 30, 2019, the contractual undiscounted cash flows related to leases were as follows:

	Future minimum lease payments	Interest	Present value of minimum lease payments
Less than one year	$751,023	$125,354	$625,669
Between one and five years	1,119,586	177,964	941,622
More than five years	222,630	16,059	206,571
	$2,093,239	$319,377	1,773,862
Current portion of lease liabilities			625,669
Non-current portion of lease liabilities			$1,148,193